Stock Based Compensation Plan - Summary of Stock Option Activity for Company's Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding Beginning Balance	1,794
Number of Options Granted	2,198
Number of options Forfeited	(79)
Number of Options Cancelled	(17)
Number of Options Outstanding Ending Balance	3,896	1,794
Number of Options outstanding and exercisable	1,430
Weighted Average Exercise Price Outstanding, Beginning Balance | $ / shares	$ 6.31
Weighted Average Exercise Price Granted	3.26
Weighted Average Exercise Price Forfeited	6.13
Weighted Average Exercise Price Cancelled	6.77
Weighted Average Exercise Price Outstanding, Ending Balance	2.43	$ 6.31
Weighted Average Exercise Price Options outstanding and exercisable	$ 1.94
Weighted Average Remaining Contractual Life (In Years)	8 years 5 months 8 days	8 years 5 months 4 days
Weighted Average Remaining Contractual Life, exercisable (In Years)	7 years 5 months 23 days